Property, Plant and Equipment - Schedule of Consortium (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Total	R$ 78	R$ 80
Total	70	78
Total	8	2
Usina de Queimado [meber]
IfrsStatementLineItems [Line Items]
Total	R$ 220	220
Usina de Queimado [meber] | Investment property completed [member]
IfrsStatementLineItems [Line Items]
Stake in power output (%)	82.50%
Average annual depreciation rate (%)	3.94%
Accumulated depreciation [member]
IfrsStatementLineItems [Line Items]
Total	R$ (150)	(142)
Usina De Queimado 1 [Member]
IfrsStatementLineItems [Line Items]
Total	R$ 8	R$ 2
Usina De Queimado 1 [Member] | Investment Property Completed 1 [Member]
IfrsStatementLineItems [Line Items]
Stake in power output (%)	82.50%
Average annual depreciation rate (%)